Trade receivables (Details 3 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade receivables by maturity date
Trade receivables	R$ 340,519	R$ 196,256
Gross amount
Disclosure of trade receivables by maturity date
Trade receivables	341,578	196,948
from 1 to 60 days | Gross amount
Disclosure of trade receivables by maturity date
Trade receivables	R$ 20,020	R$ 28,012